Expense Example - Pioneer Emerging Markets Equity Fund	Jan. 20, 2021 USD ($)
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,861
Expense Example, with Redemption, 10 Years	4,145
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	700
Expense Example, with Redemption, 3 Years	1,574
Expense Example, with Redemption, 5 Years	2,459
Expense Example, with Redemption, 10 Years	4,712
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	1,271
Expense Example, with Redemption, 5 Years	2,330
Expense Example, with Redemption, 10 Years	4,962
Class K
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,861
Expense Example, with Redemption, 10 Years	$ 4,145